27. EMPLOYEE BENEFITS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits Details 5Abstract
Actuarial losses and (gains)	R$ (15,224)	R$ 166,540
Return on plan assets (less interest income)	(51,213)	(36,627)
Total	(66,437)	129,913
Actuarial losses and (gains) recognized in other comprehensive income	(16,379)	32,037
Unrecognized actuarial (gains)	0	(6)
Total	R$ (66,437)	R$ 129,913